Derivative financial instruments (Fair Values of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 257,804	¥ 243,421
Counterparty netting	(97,617)	(84,883)
Collateral received	(92,146)	(60,021)
Carrying value of derivative assets	68,041	98,517
Total derivative liabilities	(197,156)	(245,457)
Counterparty netting	97,617	84,883
Collateral posted	55,650	122,231
Carrying value of derivative liabilities	(43,889)	(38,343)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	222,060	230,238
Derivative liabilities	(193,546)	(225,474)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	46,425	61,946
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	175,635	168,292
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(34,716)	(67,091)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(158,830)	(158,383)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	34,922	12,521
Derivative liabilities	(3,610)	(19,919)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	34,922	12,357
Foreign exchange forward and option contracts | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets		164
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(3,610)	(19,919)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	822	662
Derivative liabilities		(64)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	154
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 668	662
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		¥ (64)